Average Annual Total Returns - Retail - Vanguard International Growth Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 1 Year	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 5 Years	MSCI ACWI ex USA Index (reflects no deduction for fees or expenses) 10 Years	Spliced International Index (reflects no deduction for fees or expenses) 1 Year	Spliced International Index (reflects no deduction for fees or expenses) 5 Years	Spliced International Index (reflects no deduction for fees or expenses) 10 Years
Total	31.35%	10.62%	8.70%	31.01%	10.14%	8.27%	18.86%	8.38%	7.05%	31.48%	10.76%	8.84%	21.51%	5.51%	4.97%	21.51%	5.51%	4.68%